UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08876
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 119.8%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.8%

Booz Allen Hamilton, Inc.
	4,875	Term Loan, 4.00%, Maturing August 3, 2017	$4,937,156
DAE Aviation Holdings, Inc.
	5,649	Term Loan, 5.28%, Maturing July 31, 2014	5,712,401
	3,943	Term Loan, 5.28%, Maturing July 31, 2014	3,987,424
Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 17, 2016	1,460,875
Doncasters (Dundee HoldCo 4 Ltd.)
	1,303	Term Loan, 4.21%, Maturing July 13, 2015	1,275,301
GBP	579	Term Loan, 4.63%, Maturing July 13, 2015	943,454
	1,303	Term Loan, 4.71%, Maturing July 13, 2015	1,275,301
GBP	579	Term Loan, 5.13%, Maturing July 13, 2015	943,454
DynCorp International, LLC
	2,888	Term Loan, 6.25%, Maturing July 5, 2016	2,917,577
Evergreen International Aviation
	3,122	Term Loan, 10.50%, Maturing October 31, 2011(2)	3,096,771
Hawker Beechcraft Acquisition
	2,365	Term Loan, 2.24%, Maturing March 26, 2014	2,088,395
	123	Term Loan, 2.31%, Maturing March 26, 2014	108,816
IAP Worldwide Services, Inc.
	2,422	Term Loan, 8.25%, Maturing December 30, 2012	2,420,304
International Lease Finance Co.
	5,000	Term Loan, 6.75%, Maturing March 17, 2015	5,037,945
Spirit AeroSystems, Inc.
	2,614	Term Loan, 3.53%, Maturing September 30, 2016	2,632,992
TransDigm, Inc.
	6,309	Term Loan, 4.00%, Maturing February 14, 2017	6,386,557
Wesco Aircraft Hardware Corp.
	3,000	Term Loan, 3.23%, Maturing April 4, 2016	3,000,000
	1,152	Term Loan, 4.25%, Maturing April 4, 2017	1,164,694
Wyle Laboratories, Inc.
	1,882	Term Loan, 7.75%, Maturing March 25, 2016	1,889,519

			$51,278,936

Automotive — 6.0%

Adesa, Inc.
	7,396	Term Loan, 2.97%, Maturing October 18, 2013	$7,391,133
Allison Transmission, Inc.
	20,238	Term Loan, 2.99%, Maturing August 7, 2014	20,240,938
Autotrader.com, Inc.
	2,569	Term Loan, 4.75%, Maturing December 15, 2016	2,593,606
Delphi Automotive
	24,475	Term Loan, 5.00%, Maturing April 14, 2017	24,457,867
Federal-Mogul Corp.
	9,695	Term Loan, 2.17%, Maturing December 29, 2014	9,472,035
	5,866	Term Loan, 2.15%, Maturing December 28, 2015	5,731,580
Financiere Truck (Investissement)
EUR	649	Term Loan, 4.15%, Maturing February 15, 2012	920,549
GBP	961	Term Loan, 1.55%, Maturing February 15, 2015(3)	1,537,453
Ford Motor Co.
	2,059	Term Loan, 2.97%, Maturing December 16, 2013	2,063,075
	6,253	Term Loan, 2.97%, Maturing December 16, 2013	6,267,616
Goodyear Tire & Rubber Co.
	17,299	Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	17,087,377
HHI Holdings, LLC
	1,350	Term Loan, 7.01%, Maturing March 21, 2017	1,351,687
Metaldyne, LLC
	1,990	Term Loan, 7.75%, Maturing October 28, 2016	2,039,750
Remy International, Inc.
	2,494	Term Loan, 6.25%, Maturing December 16, 2016	2,515,570
Tenneco Automotive, Inc.
	3,125	Term Loan, 5.24%, Maturing March 17, 2014	3,150,391
TI Automotive, Ltd.
	995	Term Loan, 9.50%, Maturing July 1, 2016	1,017,388
TriMas Corp.
	125	Term Loan, 6.00%, Maturing August 2, 2011	125,938
	1,458	Term Loan, 6.00%, Maturing December 15, 2015	1,469,061
UCI International, Inc.
	1,471	Term Loan, 5.50%, Maturing July 26, 2017	1,488,171

			$110,921,185

Beverage and Tobacco — 0.4%

Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.72%, Maturing April 1, 2013	$912,388
Green Mountain Coffee Roasters
	5,411	Term Loan, 5.50%, Maturing December 16, 2016	5,490,921
Maine Beverage Co., LLC
	710	Term Loan, 2.05%, Maturing March 31, 2013	688,527

			$7,091,836

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development — 2.7%

401 North Wabash Venture, LLC
	4,908	Term Loan, 6.78%, Maturing July 27, 2012(2)	$4,123,108
Armstrong World Industries, Inc.
	3,450	Term Loan, 4.00%, Maturing March 9, 2018	3,479,756
Beacon Sales Acquisition, Inc.
	2,687	Term Loan, 2.27%, Maturing September 30, 2013	2,654,952
Brickman Group Holdings, Inc.
	2,594	Term Loan, 7.25%, Maturing October 14, 2016	2,650,772
CB Richard Ellis Services, Inc.
	1,774	Term Loan, 1.63%, Maturing March 5, 2018(3)	1,775,026
	2,676	Term Loan, 1.75%, Maturing September 4, 2019(3)	2,677,943
CPG International, Inc.
	1,297	Term Loan, 6.00%, Maturing February 18, 2017	1,303,234
Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.84%, Maturing August 6, 2013(3)	652,826
	6,106	Term Loan, 6.50%, Maturing August 6, 2015	6,075,600
Lafarge Roofing
	1,122	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,103,840
EUR	381	Term Loan, 5.00%, Maturing April 16, 2015(2)	717,251
Materis
EUR	802	Term Loan, 3.78%, Maturing April 27, 2014	1,149,808
EUR	872	Term Loan, 4.10%, Maturing April 27, 2015	1,249,583
NCI Building Systems, Inc.
	987	Term Loan, 8.00%, Maturing April 18, 2014	982,077
Panolam Industries Holdings, Inc.
	3,315	Term Loan, 8.25%, Maturing December 31, 2013	3,066,486
RE/MAX International, Inc.
	4,109	Term Loan, 5.50%, Maturing April 15, 2016	4,126,806
Realogy Corp.
	180	Term Loan, 3.24%, Maturing October 10, 2013	173,148
	2,530	Term Loan, 3.31%, Maturing October 10, 2013	2,430,099
South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	3,792,562
WCI Communities, Inc.
	1,211	Term Loan, 10.00%, Maturing September 2, 2016(2)	1,180,386
Woodlands Land Development Co. LP (The)
	5,000	Term Loan, 5.00%, Maturing March 7, 2014	5,012,500

			$50,377,763

Business Equipment and Services — 8.5%

Activant Solutions, Inc.
	280	Term Loan, 2.31%, Maturing May 2, 2013	$279,206
	1,676	Term Loan, 4.81%, Maturing February 2, 2016	1,678,266
Advantage Sales & Marketing, Inc.
	8,625	Term Loan, 5.25%, Maturing December 18, 2017	8,680,288
Affinion Group, Inc.
	12,004	Term Loan, 5.00%, Maturing October 10, 2016	12,047,255
Allied Security Holdings, LLC
	1,400	Term Loan, 5.00%, Maturing February 4, 2017	1,411,084
Dealer Computer Services, Inc.
	2,500	Term Loan, 2.71%, Maturing April 21, 2016	2,506,250
	6,700	Term Loan, 3.75%, Maturing April 20, 2018	6,765,546
Education Management, LLC
	6,548	Term Loan, 2.06%, Maturing June 3, 2013	6,451,103
Fifth Third Processing Solution
	1,920	Term Loan, 5.50%, Maturing November 3, 2016	1,940,110
First American Corp.
	2,159	Term Loan, 4.75%, Maturing April 12, 2016	2,170,830
Infogroup, Inc.
	1,687	Term Loan, 6.25%, Maturing July 1, 2016	1,702,717
iPayment, Inc.
	3,197	Term Loan, 4.25%, Maturing May 10, 2013	3,186,542
Kronos, Inc.
	2,448	Term Loan, 2.06%, Maturing June 11, 2014	2,420,233
Language Line, LLC
	4,913	Term Loan, 6.25%, Maturing June 20, 2016	4,961,814
Macrovision Solution Corp.
	1,500	Term Loan, 4.00%, Maturing February 7, 2018	1,514,063
Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	925,000
NE Customer Service
	3,860	Term Loan, 6.00%, Maturing March 23, 2016	3,860,786
Protection One Alarm Monitor, Inc.
	3,794	Term Loan, 6.00%, Maturing May 16, 2016	3,811,055
Quantum Corp.
	372	Term Loan, 3.81%, Maturing July 14, 2014	370,297
Quintiles Transnational Corp.
	4,524	Term Loan, 2.31%, Maturing March 29, 2013	4,519,862
Sabre, Inc.
	12,628	Term Loan, 2.23%, Maturing September 30, 2014	11,692,990
Safenet, Inc.
	2,903	Term Loan, 2.71%, Maturing April 12, 2014	2,885,235
Sedgwick CMS Holdings, Inc.
	998	Term Loan, 5.00%, Maturing December 30, 2016	1,004,066

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Serena Software, Inc.
	2,708	Term Loan, 4.31%, Maturing March 10, 2016	$2,699,259
Sitel (Client Logic)
	3,293	Term Loan, 5.79%, Maturing January 30, 2014	3,284,612
Softlayer Tech, Inc.
	1,421	Term Loan, 7.25%, Maturing November 5, 2016	1,433,803
Solera Holdings, LLC
	2,542	Term Loan, 2.06%, Maturing May 16, 2014	2,534,001
SunGard Data Systems, Inc.
	1,594	Term Loan, 1.98%, Maturing February 28, 2014	1,581,661
	2,698	Term Loan, 3.74%, Maturing February 28, 2014	2,720,275
	19,718	Term Loan, 3.93%, Maturing February 26, 2016	19,841,024
Transaction Network Service, Inc.
	938	Term Loan, 6.00%, Maturing November 18, 2015	942,773
TransUnion, LLC
	6,950	Term Loan, 4.75%, Maturing February 12, 2018	7,013,419
Travelport, LLC
	5,847	Term Loan, 4.74%, Maturing August 21, 2015	5,739,139
	7,892	Term Loan, 4.74%, Maturing August 21, 2015	7,745,720
	2,922	Term Loan, 4.81%, Maturing August 21, 2015	2,868,271
EUR	1,053	Term Loan, 5.66%, Maturing August 21, 2015	1,518,580
Valassis Communications, Inc.
	1,291	Term Loan, 2.56%, Maturing March 2, 2014	1,287,588
West Corp.
	748	Term Loan, 2.73%, Maturing October 24, 2013	746,456
	5,174	Term Loan, 4.59%, Maturing July 15, 2016	5,225,318
	1,818	Term Loan, 4.61%, Maturing July 15, 2016	1,837,791

			$155,804,288

Cable and Satellite Television — 7.7%

Atlantic Broadband Finance, LLC
	3,065	Term Loan, 4.00%, Maturing March 8, 2016	$3,089,001
Bresnan Communications, LLC
	2,768	Term Loan, 4.50%, Maturing December 14, 2017	2,794,705
Cequel Communications, LLC
	12,847	Term Loan, 2.24%, Maturing November 5, 2013	12,806,242
Charter Communications Operating, LLC
	8,025	Term Loan, 2.22%, Maturing March 6, 2014	8,032,396
	3,485	Term Loan, 3.56%, Maturing September 6, 2016	3,501,203
CSC Holdings, Inc.
	9,124	Term Loan, 2.06%, Maturing March 29, 2016	9,157,397
Digital Cinema Implementation
	3,000	Term Loan, 5.00%, Maturing March 31, 2017	3,003,750
Foxco Acquisition Sub, LLC
	2,259	Term Loan, 4.77%, Maturing July 14, 2015	2,269,660
Insight Midwest Holdings, LLC
	7,206	Term Loan, 2.02%, Maturing April 7, 2014	7,159,040
Kabel Deutschland GmbH
EUR	3,136	Term Loan, 3.46%, Maturing March 31, 2014	4,655,219
EUR	4,000	Term Loan, 4.46%, Maturing March 31, 2014	5,941,266
EUR	3,000	Term Loan, 5.21%, Maturing December 13, 2016	4,482,331
MCC Iowa, LLC
	1,882	Term Loan, 1.94%, Maturing January 31, 2015	1,875,751
Mediacom Broadband, LLC
	3,350	Term Loan, 4.50%, Maturing October 23, 2017	3,353,875
Mediacom Illinois, LLC
	5,770	Term Loan, 1.94%, Maturing January 31, 2015	5,539,406
Mediacom, LLC
	2,906	Term Loan, 4.50%, Maturing October 23, 2017	2,882,852
Midcontinent Communications
	1,995	Term Loan, 4.00%, Maturing December 30, 2016	2,008,392
NDS Finance, Ltd.
	6,025	Term Loan, 4.00%, Maturing March 12, 2018	6,051,359
ProSiebenSat.1 Media AG
EUR	1,680	Term Loan, 2.58%, Maturing July 2, 2014	2,385,726
EUR	2,900	Term Loan, 2.58%, Maturing July 2, 2014	4,119,246
EUR	967	Term Loan, 3.68%, Maturing March 6, 2015	1,325,693
EUR	6,272	Term Loan, 2.96%, Maturing June 26, 2015	9,018,175
EUR	263	Term Loan, 2.96%, Maturing July 3, 2015	378,118
EUR	967	Term Loan, 3.93%, Maturing March 4, 2016	1,325,693
UPC Broadband Holding B.V.
	453	Term Loan, 3.74%, Maturing December 30, 2016	454,504
EUR	9,221	Term Loan, 4.71%, Maturing December 31, 2016	13,574,205
	1,593	Term Loan, 3.74%, Maturing December 29, 2017	1,598,755
EUR	3,560	Term Loan, 4.96%, Maturing December 31, 2017	5,248,505
Virgin Media Investment Holding
GBP	950	Term Loan, 4.07%, Maturing June 30, 2015	1,593,775
GBP	1,595	Term Loan, 4.57%, Maturing December 31, 2015	2,676,101
YPSO Holding SA
EUR	3,526	Term Loan, 4.95%, Maturing June 16, 2014(2)	4,741,903
EUR	973	Term Loan, 5.11%, Maturing June 16, 2014(2)	1,307,771
EUR	1,587	Term Loan, 5.11%, Maturing June 16, 2014(2)	2,133,733
EUR	1,006	Term Loan, 5.61%, Maturing December 31, 2015(2)	1,344,461

			$141,830,209

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics — 6.0%

Arizona Chemical, Inc.
	1,087	Term Loan, 4.75%, Maturing November 21, 2016	$1,096,535
Brenntag Holding GmbH and Co. KG
	521	Term Loan, 3.72%, Maturing January 20, 2014	523,279
	3,537	Term Loan, 3.74%, Maturing January 20, 2014	3,550,027
EUR	2,071	Term Loan, 4.64%, Maturing January 20, 2014	3,091,204
EUR	377	Term Loan, 5.09%, Maturing January 19, 2015	562,693
EUR	486	Term Loan, 5.13%, Maturing January 19, 2015	725,310
British Vita UK, Ltd.
EUR	1,031	Term Loan, 6.55%, Maturing June 30, 2014(2)	1,518,818
Celanese Holdings, LLC
	2,380	Term Loan, 3.30%, Maturing October 31, 2016	2,401,014
Chemtura Corp.
	2,600	Term Loan, 5.50%, Maturing August 27, 2016	2,629,250
General Chemical Corp.
	1,318	Term Loan, 5.00%, Maturing March 3, 2017	1,327,713
Hexion Specialty Chemicals, Inc.
	3,021	Term Loan, 4.00%, Maturing May 5, 2015	3,010,760
	1,352	Term Loan, 4.06%, Maturing May 5, 2015	1,346,865
	3,850	Term Loan, 4.06%, Maturing May 5, 2015	3,816,312
EUR	725	Term Loan, 4.97%, Maturing May 5, 2015	1,063,645
Houghton International, Inc.
	1,991	Term Loan, 6.75%, Maturing January 29, 2016	2,013,828
Huish Detergents, Inc.
	1,883	Term Loan, 2.22%, Maturing April 26, 2014	1,824,768
Huntsman International, LLC
	1,298	Term Loan, 1.74%, Maturing April 21, 2014	1,287,864
	3,538	Term Loan, 2.77%, Maturing April 19, 2017	3,522,110
INEOS Group
	128	Term Loan, 7.00%, Maturing December 14, 2012	133,623
EUR	2,737	Term Loan, 7.50%, Maturing December 16, 2013	4,253,284
	3,240	Term Loan, 7.50%, Maturing December 16, 2013	3,360,533
EUR	2,739	Term Loan, 8.00%, Maturing December 16, 2014	4,257,504
	3,235	Term Loan, 8.00%, Maturing December 16, 2014	3,355,136
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,559,374
MacDermid, Inc.
EUR	961	Term Loan, 3.40%, Maturing April 11, 2014	1,401,362
Millenium Inorganic Chemicals
	2,322	Term Loan, 2.56%, Maturing May 15, 2014	2,319,198
Momentive Performance Materials
	8,136	Term Loan, 3.75%, Maturing May 5, 2015	8,095,703
EUR	2,843	Term Loan, 4.65%, Maturing May 5, 2015	4,134,849
Nalco Co.
	3,060	Term Loan, 4.50%, Maturing October 5, 2017	3,091,497
Omnova Solutions, Inc.
	2,170	Term Loan, 5.75%, Maturing May 31, 2017	2,198,038
Rockwood Specialties Group, Inc.
	5,525	Term Loan, 3.75%, Maturing February 9, 2018	5,587,156
Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.01%, Maturing November 16, 2015	303,965
EUR	824	Term Loan, 5.01%, Maturing November 16, 2015	866,659
EUR	887	Term Loan, 5.01%, Maturing November 16, 2015	932,609
Solutia, Inc.
	1,750	Revolving Loan, 0.93%, Maturing March 17, 2015(3)	1,662,500
	5,062	Term Loan, 3.50%, Maturing August 1, 2017	5,104,878
Styron S.A.R.L.
	7,082	Term Loan, 6.00%, Maturing August 2, 2017	7,164,107
Tank Intermediate Holding Corp.
	2,000	Term Loan, 6.00%, Maturing April 15, 2016	2,020,000
Univar, Inc.
	13,484	Term Loan, 5.00%, Maturing June 30, 2017	13,602,933

			$110,716,903

Conglomerates — 2.3%

Aquilex Holdings, LLC
	882	Term Loan, 6.00%, Maturing April 1, 2016	$884,648
Goodman Global Holdings, Inc.
	3,930	Term Loan, 5.75%, Maturing October 28, 2016	3,970,767
Jarden Corp.
	2,711	Term Loan, 3.24%, Maturing January 31, 2017	2,743,225
Johnson Diversey, Inc.
	1,668	Term Loan, 4.00%, Maturing November 24, 2015	1,675,358
Manitowoc Company, Inc. (The)
	1,383	Term Loan, 8.00%, Maturing November 6, 2014	1,389,882
RBS Global, Inc.
	1,051	Term Loan, 2.50%, Maturing July 19, 2013	1,046,539
	4,878	Term Loan, 2.79%, Maturing July 19, 2013	4,877,869
RGIS Holdings, LLC
	242	Term Loan, 2.80%, Maturing April 30, 2014	238,365
	4,834	Term Loan, 2.81%, Maturing April 30, 2014	4,767,300
Service Master Co.
	587	Term Loan, 2.72%, Maturing July 24, 2014	578,372
	8,885	Term Loan, 2.76%, Maturing July 24, 2014	8,757,031
US Investigations Services, Inc.
	1,930	Term Loan, 3.06%, Maturing February 21, 2015	1,916,958
	1,787	Term Loan, 7.75%, Maturing February 21, 2015	1,801,015

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates (continued)

Vertrue, Inc.
	845	Term Loan, 5.31%, Maturing August 16, 2014	$760,192
Walter Industries, Inc.
	6,000	Term Loan, 4.00%, Maturing April 2, 2018	6,059,628

			$41,467,149

Containers and Glass Products — 3.2%

Berry Plastics Corp.
	5,995	Term Loan, 2.31%, Maturing April 3, 2015	$5,782,445
BWAY Corp.
	489	Term Loan, 4.50%, Maturing February 23, 2018	493,223
	5,511	Term Loan, 4.50%, Maturing February 23, 2018	5,560,533
Consolidated Container Co.
	819	Term Loan, 2.44%, Maturing March 28, 2014	800,781
	1,500	Term Loan - Second Lien, 5.69%, Maturing September 28, 2014	1,361,250
Crown Americas, Inc.
EUR	378	Term Loan, 2.65%, Maturing November 15, 2012	557,147
Graham Packaging Holdings Co.
	6,819	Term Loan, 6.75%, Maturing April 5, 2014	6,892,490
	3,483	Term Loan, 6.00%, Maturing September 23, 2016	3,517,868
Graphic Packaging International, Inc.
	4,797	Term Loan, 2.29%, Maturing May 16, 2014	4,796,843
	1,537	Term Loan, 3.04%, Maturing May 16, 2014	1,541,768
Hilex Poly Co.
	1,463	Term Loan, 11.25%, Maturing November 16, 2015	1,462,500
JSG Acquisitions
EUR	1,528	Term Loan, 4.31%, Maturing December 1, 2014	2,277,103
EUR	1,511	Term Loan, 4.54%, Maturing December 31, 2014	2,251,068
OI European Group B.V.
EUR	3,790	Term Loan, 2.51%, Maturing June 14, 2013	5,543,390
Pelican Products, Inc.
	1,721	Term Loan, 5.00%, Maturing March 7, 2017	1,728,754
Reynolds Group Holdings, Inc.
	9,340	Term Loan, 4.25%, Maturing February 9, 2018	9,404,213
Smurfit-Stone Container Corp.
	5,475	Term Loan, 6.75%, Maturing July 15, 2016	5,486,583

			$59,457,959

Cosmetics / Toiletries — 1.9%

Alliance Boots Holdings, Ltd.
GBP	6,000	Term Loan, 3.59%, Maturing July 5, 2015	$9,710,993
EUR	11,750	Term Loan, 4.20%, Maturing July 5, 2015	17,164,216
Bausch & Lomb, Inc.
	798	Term Loan, 3.46%, Maturing April 24, 2015	799,587
	3,282	Term Loan, 3.54%, Maturing April 24, 2015	3,289,001
Prestige Brands, Inc.
	3,578	Term Loan, 4.76%, Maturing March 24, 2016	3,608,974

			$34,572,771

Drugs — 1.3%

Axcan Pharma, Inc.
	4,963	Term Loan, 5.50%, Maturing February 10, 2017	$4,962,563
Graceway Pharmaceuticals, LLC
	4,308	Term Loan, 4.96%, Maturing May 3, 2012	2,606,548
	1,000	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(5)	56,667
Pharmaceutical Holdings Corp.
	153	Term Loan, 4.47%, Maturing January 30, 2012	152,138
Warner Chilcott Corp.
	5,000	Term Loan, 3.75%, Maturing March 17, 2016	5,022,265
	2,463	Term Loan, 4.25%, Maturing March 15, 2018	2,485,946
	4,926	Term Loan, 4.25%, Maturing March 15, 2018	4,971,893
WC Luxco S.A.R.L.
	3,386	Term Loan, 4.25%, Maturing March 15, 2018	3,418,176

			$23,676,196

Ecological Services and Equipment — 0.2%

Environmental Systems Products Holdings, Inc.
	137	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	$126,616
Sensus Metering Systems, Inc.
	2,952	Term Loan, 7.00%, Maturing June 3, 2013	2,966,389

			$3,093,005

Electronics / Electrical — 5.1%

Aspect Software, Inc.
	4,636	Term Loan, 6.25%, Maturing April 19, 2016	$4,676,303
Attachmate Corp.
	5,450	Term Loan, 6.50%, Maturing April 27, 2017	5,463,625
Bentley Systems, Inc.
	1,496	Term Loan, 5.75%, Maturing December 29, 2016	1,507,472
Christie/Aix, Inc.
	1,511	Term Loan, 5.25%, Maturing April 29, 2016	1,507,409
Edwards (Cayman Island II), Ltd.
	2,494	Term Loan, 5.50%, Maturing May 31, 2016	2,502,062
	3,092	Term Loan, 5.50%, Maturing May 31, 2016	3,103,846

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

FCI International S.A.S.
	497	Term Loan, 3.66%, Maturing November 1, 2013	$493,871
	516	Term Loan, 3.66%, Maturing November 1, 2013	512,995
	2,000	Term Loan, Maturing November 1, 2013(6)	1,989,166
	497	Term Loan, 3.66%, Maturing October 31, 2014	493,871
	516	Term Loan, 3.66%, Maturing October 31, 2014	512,995
Freescale Semiconductor, Inc.
	7,382	Term Loan, 4.49%, Maturing December 1, 2016	7,394,349
Infor Enterprise Solutions Holdings
	500	Term Loan, 5.71%, Maturing March 2, 2014	451,562
	4,737	Term Loan, 5.97%, Maturing July 28, 2015	4,642,736
	9,057	Term Loan, 5.97%, Maturing July 28, 2015	9,007,179
EUR	1,915	Term Loan, 6.15%, Maturing July 28, 2015	2,781,413
Microsemi Corp.
	2,993	Term Loan, 4.00%, Maturing November 2, 2017	3,014,944
Network Solutions, LLC
	1,514	Term Loan, 2.47%, Maturing March 7, 2014	1,496,561
NXP B.V.
	7,025	Term Loan, 4.50%, Maturing March 7, 2017	7,108,422
Open Solutions, Inc.
	5,353	Term Loan, 2.40%, Maturing January 23, 2014	4,797,607
RBS Worldpay, Inc.
GBP	5,000	Term Loan, Maturing October 2, 2017(6)	8,379,585
Sensata Technologies Finance Co.
	7,480	Term Loan, 2.02%, Maturing April 26, 2013	7,448,338
Shield Finance Co. S.A.R.L.
	1,979	Term Loan, 7.75%, Maturing June 15, 2016	1,999,232
Spansion, LLC
	1,113	Term Loan, 6.25%, Maturing January 8, 2015	1,122,543
Spectrum Brands, Inc.
	6,683	Term Loan, 5.01%, Maturing June 17, 2016	6,769,176
VeriFone, Inc.
	219	Term Loan, 2.97%, Maturing October 31, 2013	216,016
Vertafore, Inc.
	4,117	Term Loan, 5.25%, Maturing July 29, 2016	4,146,668

			$93,539,946

Equipment Leasing — 0.8%

Hertz Corp.
	5,850	Term Loan, 3.75%, Maturing March 9, 2018	$5,837,814
	9,125	Term Loan, 3.75%, Maturing March 9, 2018	9,218,787

			$15,056,601

Farming / Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
	1,621	Term Loan, 6.50%, Maturing December 21, 2016	$1,647,278
WM. Bolthouse Farms, Inc.
	1,609	Term Loan, 5.50%, Maturing February 11, 2016	1,622,867

			$3,270,145

Financial Intermediaries — 4.3%

Asset Acceptance Capital Corp.
	887	Term Loan, 3.81%, Maturing June 5, 2013	$882,134
Citco III, Ltd.
	4,871	Term Loan, 4.46%, Maturing June 30, 2014	4,871,314
Fidelity National Information Services, Inc.
	5,672	Term Loan, 5.25%, Maturing July 18, 2016	5,721,126
First Data Corp.
	1,989	Term Loan, 2.96%, Maturing September 24, 2014	1,892,732
	4,274	Term Loan, 2.96%, Maturing September 24, 2014	4,066,598
	5,004	Term Loan, 2.96%, Maturing September 24, 2014	4,760,778
	4,755	Term Loan, 4.21%, Maturing March 23, 2018	4,518,640
Grosvenor Capital Management
	1,353	Term Loan, 4.25%, Maturing December 5, 2016	1,353,226
HarbourVest Partners, LLC
	2,701	Term Loan, 6.25%, Maturing December 14, 2016	2,724,902
Interactive Data Corp.
	5,708	Term Loan, 4.75%, Maturing February 12, 2018	5,753,915
Jupiter Asset Management Group
GBP	739	Term Loan, 4.57%, Maturing March 17, 2015	1,232,909
LPL Holdings, Inc.
	2,677	Term Loan, 2.03%, Maturing June 28, 2013	2,681,051
	8,425	Term Loan, 4.25%, Maturing June 25, 2015	8,481,310
	4,879	Term Loan, 5.25%, Maturing June 28, 2017	4,933,839
MSCI, Inc.
	6,811	Term Loan, 3.75%, Maturing March 14, 2017	6,885,222
Nuveen Investments, Inc.
	6,004	Term Loan, 3.29%, Maturing November 13, 2014	5,838,355
	3,758	Term Loan, 5.79%, Maturing May 12, 2017	3,776,308
RJO Holdings Corp. (RJ O’Brien)
	23	Term Loan, 6.24%, Maturing December 10, 2015(7)	18,624
	720	Term Loan, 6.24%, Maturing December 10, 2015(7)	597,626
Towergate Finance, PLC
GBP	2,000	Term Loan, 6.50%, Maturing August 4, 2017	3,273,886

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

Travelex America Holdings, Inc.
	528	Term Loan, 2.93%, Maturing October 31, 2013	$527,059
	1,972	Term Loan, 2.93%, Maturing October 31, 2013	1,969,368
	528	Term Loan, 3.43%, Maturing October 31, 2014	527,059
	1,972	Term Loan, 3.43%, Maturing October 31, 2014	1,969,368

			$79,257,349

Food Products — 2.9%

Acosta, Inc.
	7,700	Term Loan, 4.75%, Maturing March 1, 2018	$7,764,164
American Seafoods Group, LLC
	1,595	Term Loan, 4.25%, Maturing March 8, 2018	1,599,094
BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.38%, Maturing December 31, 2013	2,422,529
Dean Foods Co.
	8,860	Term Loan, 1.81%, Maturing April 2, 2014	8,644,176
Dole Food Company, Inc.
	3,079	Term Loan, 5.22%, Maturing March 2, 2017	3,112,730
	1,240	Term Loan, 5.50%, Maturing March 2, 2017	1,253,238
Farley’s & Sathers Candy Company, Inc.
	3,000	Term Loan, 6.50%, Maturing March 30, 2018	3,015,000
Liberator Midco, Ltd.
GBP	2,500	Term Loan, Maturing April 29, 2016(6)	4,175,875
Michael Foods Holdings, Inc.
	3,140	Term Loan, 4.25%, Maturing February 23, 2018	3,171,458
Pierre Foods, Inc.
	2,711	Term Loan, 7.00%, Maturing September 30, 2016	2,735,664
Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.83%, Maturing April 2, 2013(3)	2,790,000
	10,268	Term Loan, 2.74%, Maturing April 2, 2014	10,251,375
	1,873	Term Loan, 6.00%, Maturing April 2, 2014	1,897,939

			$52,833,242

Food Service — 7.1%

Aramark Corp.
	441	Term Loan, 2.12%, Maturing January 27, 2014	$438,983
	5,581	Term Loan, 2.18%, Maturing January 27, 2014	5,550,743
	795	Term Loan, 3.49%, Maturing July 26, 2016	797,328
	12,089	Term Loan, 3.56%, Maturing July 26, 2016	12,123,907
Buffets, Inc.
	2,922	Term Loan, 12.00%, Maturing April 21, 2015(2)	2,655,432
	349	Term Loan, 7.56%, Maturing April 22, 2015(2)	265,551
Burger King Corp.
	12,799	Term Loan, 4.50%, Maturing October 19, 2016	12,808,538
EUR	3,990	Term Loan, 4.75%, Maturing October 19, 2016	5,950,419
CBRL Group, Inc.
	2,516	Term Loan, 1.82%, Maturing April 29, 2013	2,514,894
	1,886	Term Loan, 2.82%, Maturing April 27, 2016	1,889,221
Darling International, Inc.
	500	Term Loan, 5.00%, Maturing December 16, 2016	504,375
Del Monte Corp.
	18,675	Term Loan, 4.50%, Maturing March 8, 2018	18,778,534
Denny’s, Inc.
	2,518	Term Loan, 5.25%, Maturing February 24, 2017	2,542,362
DineEquity, Inc.
	6,998	Term Loan, 4.25%, Maturing October 19, 2017	7,090,867
Dunkin Brands, Inc.
	12,405	Term Loan, 4.25%, Maturing November 23, 2017	12,514,663
JRD Holdings, Inc.
	2,002	Term Loan, 2.47%, Maturing July 2, 2014	1,992,153
NPC International, Inc.
	1,409	Term Loan, 1.99%, Maturing May 3, 2013	1,401,519
OSI Restaurant Partners, LLC
	1,718	Term Loan, 3.29%, Maturing June 14, 2013	1,687,868
	17,597	Term Loan, 2.50%, Maturing June 14, 2014	17,291,952
QCE Finance, LLC
	3,836	Term Loan, 4.96%, Maturing May 5, 2013	3,638,453
Sagittarius Restaurants, LLC
	1,156	Term Loan, 7.52%, Maturing May 18, 2015	1,163,083
Selecta
GBP	2,500	Term Loan, 3.43%, Maturing June 28, 2015	3,815,705
U.S. Foodservice, Inc.
	7,723	Term Loan, 2.71%, Maturing July 3, 2014	7,488,573
Wendy’s/Arby’s Restaurants, LLC
	4,776	Term Loan, 5.00%, Maturing May 24, 2017	4,816,007

			$129,721,130

Food / Drug Retailers — 3.9%

General Nutrition Centers, Inc.
	6,900	Term Loan, 4.25%, Maturing March 2, 2018	$6,932,299
NBTY, Inc.
	17,071	Term Loan, 4.25%, Maturing October 2, 2017	17,215,045
Pantry, Inc. (The)
	719	Term Loan, 1.97%, Maturing May 15, 2014	709,857
	2,496	Term Loan, 1.97%, Maturing May 15, 2014	2,465,288

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food / Drug Retailers (continued)

Rite Aid Corp.
	17,628	Term Loan, 1.98%, Maturing June 4, 2014	$17,016,382
	5,467	Term Loan, 4.50%, Maturing February 28, 2018	5,454,498
Roundy’s Supermarkets, Inc.
	10,603	Term Loan, 7.00%, Maturing November 3, 2013	10,648,960
	1,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	1,519,688
Supervalu, Inc.
	9,450	Term Loan, Maturing April 28, 2018(6)	9,402,750

			$71,364,767

Forest Products — 0.8%

Georgia-Pacific Corp.
	11,392	Term Loan, 2.31%, Maturing December 21, 2012	$11,408,783
	3,153	Term Loan, 3.56%, Maturing December 23, 2014	3,171,630

			$14,580,413

Health Care — 14.2%

Alliance Healthcare Services
	3,777	Term Loan, 5.50%, Maturing June 1, 2016	$3,796,073
AMR HoldCo, Inc.
	975	Term Loan, 3.22%, Maturing April 8, 2015	975,915
Ardent Medical Services, Inc.
	2,673	Term Loan, 6.50%, Maturing September 15, 2015	2,688,592
Ascend Learning
	3,940	Term Loan, 7.75%, Maturing December 6, 2016	3,946,693
Aveta Holdings, LLC
	2,255	Term Loan, 8.50%, Maturing April 14, 2015	2,273,572
	2,255	Term Loan, 8.50%, Maturing April 14, 2015	2,273,572
Biomet, Inc.
	13,216	Term Loan, 3.28%, Maturing March 25, 2015	13,218,647
EUR	1,032	Term Loan, 4.13%, Maturing March 25, 2015	1,530,704
Cardinal Health 409, Inc.
	5,847	Term Loan, 2.46%, Maturing April 10, 2014	5,709,048
Carestream Health, Inc.
	5,350	Term Loan, 5.00%, Maturing February 25, 2017	5,021,644
Carl Zeiss Vision Holding GmbH
	3,331	Term Loan, 1.74%, Maturing October 24, 2014	2,994,946
	370	Term Loan, 4.00%, Maturing September 30, 2019	296,534
CDRL MS, Inc.
	1,868	Term Loan, 6.75%, Maturing September 29, 2016	1,887,479
Community Health Systems, Inc.
	798	Term Loan, 2.56%, Maturing July 25, 2014	780,528
	15,603	Term Loan, 2.56%, Maturing July 25, 2014	15,252,126
	9,622	Term Loan, 3.81%, Maturing January 25, 2017	9,486,047
ConMed Corp.
	979	Term Loan, 1.72%, Maturing April 12, 2013	959,386
ConvaTec, Inc.
	1,521	Term Loan, 5.75%, Maturing December 22, 2016	1,529,031
EUR	2,494	Term Loan, 5.75%, Maturing December 22, 2016	3,713,933
CRC Health Corp.
	7,730	Term Loan, 4.81%, Maturing November 16, 2015	7,594,291
Dako EQT Project Delphi
EUR	1,337	Term Loan, 3.08%, Maturing May 29, 2015	1,928,122
DaVita, Inc.
	8,130	Term Loan, 4.50%, Maturing October 20, 2016	8,215,937
DJO Finance, LLC
	2,170	Term Loan, 3.21%, Maturing May 20, 2014	2,164,861
Fresenius SE
	359	Term Loan, 3.50%, Maturing September 10, 2014	360,088
	629	Term Loan, 3.50%, Maturing September 10, 2014	631,655
Grifols SA
	4,675	Term Loan, Maturing November 23, 2016(6)	4,726,836
Hanger Orthopedic Group, Inc.
	3,459	Term Loan, 4.00%, Maturing December 1, 2016	3,478,988
Harvard Drug Group, LLC
	115	Term Loan, 6.50%, Maturing April 8, 2016	114,835
	835	Term Loan, 6.50%, Maturing April 8, 2016	835,165
HCA, Inc.
	9,238	Term Loan, 2.56%, Maturing November 18, 2013	9,235,190
	15,061	Term Loan, 3.56%, Maturing March 31, 2017	15,101,000
Health Management Associates, Inc.
	10,320	Term Loan, 2.06%, Maturing February 28, 2014	10,189,354
Iasis Healthcare, LLC
	259	Term Loan, 2.21%, Maturing March 14, 2014	259,344
	945	Term Loan, 2.21%, Maturing March 14, 2014	945,795
	2,730	Term Loan, 2.21%, Maturing March 14, 2014	2,732,447
	4,900	Term Loan, 5.00%, Maturing May 17, 2018	4,875,500
Ikaria Acquisition, Inc.
	1,710	Term Loan, 7.00%, Maturing May 16, 2016	1,686,488
IM U.S. Holdings, LLC
	3,778	Term Loan, 2.23%, Maturing June 26, 2014	3,738,856
	1,986	Term Loan - Second Lien, 4.46%, Maturing June 26, 2015	1,984,323
IMS Health, Inc.
	4,095	Term Loan, 4.50%, Maturing August 25, 2017	4,123,955

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

inVentiv Health, Inc.
	1,817	Term Loan, 1.63%, Maturing August 4, 2016(3)	$1,825,750
	906	Term Loan, 4.75%, Maturing August 4, 2016	911,159
	3,262	Term Loan, 4.75%, Maturing August 14, 2016	3,286,172
Kindred Healthcare, Inc.
	4,850	Term Loan, Maturing April 9, 2018(6)	4,842,424
Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.07%, Maturing April 15, 2015	2,249,552
MedAssets, Inc.
	4,359	Term Loan, 5.25%, Maturing November 16, 2016	4,404,904
MultiPlan, Inc.
	7,625	Term Loan, 4.75%, Maturing August 26, 2017	7,674,563
Mylan, Inc.
	1,304	Term Loan, 3.56%, Maturing October 2, 2014	1,311,183
Nyco Holdings
	3,000	Term Loan, 3.46%, Maturing December 29, 2013	2,962,158
	944	Term Loan, 4.21%, Maturing December 29, 2014	940,487
EUR	2,189	Term Loan, 5.20%, Maturing December 29, 2014	3,241,657
EUR	2,189	Term Loan, 5.70%, Maturing December 29, 2015	3,240,860
	944	Term Loan - Second Lien, 4.71%, Maturing December 29, 2015	940,201
Prime Healthcare Services, Inc.
	6,941	Term Loan, 7.25%, Maturing April 22, 2015	6,819,750
RadNet Management, Inc.
	2,549	Term Loan, 5.75%, Maturing April 1, 2016	2,553,074
ReAble Therapeutics Finance, LLC
	4,281	Term Loan, 2.22%, Maturing November 18, 2013	4,279,800
RehabCare Group, Inc.
	1,531	Term Loan, 6.00%, Maturing November 24, 2015	1,540,760
Renal Advantage Holdings, Inc.
	1,621	Term Loan, 5.75%, Maturing December 16, 2016	1,640,693
Res-Care, Inc.
	3,865	Term Loan, 7.25%, Maturing December 22, 2016	3,870,082
Select Medical Holdings Corp.
	5,330	Term Loan, 4.06%, Maturing August 22, 2014	5,345,203
Skillsoft Corp.
	2,935	Term Loan, 6.50%, Maturing May 26, 2017	2,986,524
Sunquest Information Systems, Inc.
	1,675	Term Loan, 6.25%, Maturing December 16, 2016	1,693,844
Sunrise Medical Holdings, Inc.
EUR	1,020	Term Loan, 6.75%, Maturing May 13, 2014	1,397,320
TriZetto Group, Inc. (The)
	1,964	Term Loan, 5.75%, Maturing August 4, 2015	1,971,850
	4,250	Term Loan, Maturing May 2, 2018(6)	4,228,750
Universal Health Services, Inc.
	3,000	Term Loan, 4.00%, Maturing November 15, 2016	3,020,157
Vanguard Health Holding Co., LLC
	3,762	Term Loan, 5.00%, Maturing January 29, 2016	3,780,953
VWR Funding, Inc.
EUR	2,500	Term Loan, 3.70%, Maturing June 29, 2014	3,661,218
	11,692	Term Loan, 2.71%, Maturing June 30, 2014	11,519,323

			$261,397,871

Home Furnishings — 0.4%

Hunter Fan Co.
	1,207	Term Loan, 2.72%, Maturing April 16, 2014	$1,164,697
National Bedding Co., LLC
	3,901	Term Loan, 3.81%, Maturing November 28, 2013	3,911,128
Oreck Corp.
	237	Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(7)	213,792
Sanitec Europe OY
EUR	2,321	Term Loan, 2.50%, Maturing June 24, 2016	3,042,159

			$8,331,776

Industrial Equipment — 2.7%

Brand Energy and Infrastructure Services, Inc.
	992	Term Loan, 2.56%, Maturing February 7, 2014	$969,987
	1,075	Term Loan, 3.56%, Maturing February 7, 2014	1,055,442
Brock Holdings III, Inc.
	3,000	Term Loan, 6.00%, Maturing March 16, 2017	3,011,250
Bucyrus International, Inc.
	3,070	Term Loan, 4.25%, Maturing February 19, 2016	3,089,987
EPD Holdings, (Goodyear Engineering Products)
	694	Term Loan, 2.72%, Maturing July 31, 2014	655,176
	4,846	Term Loan, 2.72%, Maturing July 31, 2014	4,574,383
	1,000	Term Loan - Second Lien, 5.96%, Maturing July 13, 2015	877,083
Excelitas Technologies Corp.
	1,990	Term Loan, 5.50%, Maturing November 23, 2016	1,999,950
	3,000	Term Loan, 0.50%, Maturing February 16, 2017(3)	3,015,000
Generac Acquisition Corp.
	1,199	Term Loan, 2.80%, Maturing November 11, 2013	1,196,350
Gleason Corp.
	2,099	Term Loan, 2.01%, Maturing June 30, 2013	2,088,451
Jason, Inc.
	230	Term Loan, 8.25%, Maturing September 21, 2014	230,245
	582	Term Loan, 8.25%, Maturing September 21, 2014	583,546

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

JMC Steel Group, Inc.
	1,800	Term Loan, 4.75%, Maturing April 3, 2017	$1,808,235
KION Group GmbH
	1,789	Term Loan, 3.71%, Maturing December 23, 2014(2)	1,747,940
EUR	1,286	Term Loan, 4.90%, Maturing December 23, 2014(2)	1,874,545
	1,789	Term Loan, 3.96%, Maturing December 23, 2015(2)	1,747,940
EUR	1,266	Term Loan, 5.15%, Maturing December 29, 2015(2)	1,846,742
Pinafore, LLC
	8,640	Term Loan, 4.25%, Maturing September 29, 2016	8,732,970
Polypore, Inc.
	7,994	Term Loan, 2.22%, Maturing July 3, 2014	7,923,613
EUR	715	Term Loan, 3.15%, Maturing July 3, 2014	1,043,334

			$50,072,169

Insurance — 1.8%

Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,650,000
	953	Term Loan, 3.31%, Maturing August 21, 2014	948,655
	1,949	Term Loan, 6.75%, Maturing August 21, 2014	1,973,274
AmWINS Group, Inc.
	1,947	Term Loan, 2.82%, Maturing June 8, 2013	1,933,946
Applied Systems, Inc.
	3,117	Term Loan, 5.50%, Maturing December 8, 2016	3,139,267
CCC Information Services Group, Inc.
	3,175	Term Loan, 5.50%, Maturing November 11, 2015	3,196,809
Conseco, Inc.
	4,095	Term Loan, 7.50%, Maturing September 30, 2016	4,135,950
Crump Group, Inc.
	1,858	Term Loan, 3.22%, Maturing August 1, 2014	1,843,760
HUB International Holdings, Inc.
	850	Term Loan, 2.81%, Maturing June 13, 2014	844,473
	3,782	Term Loan, 2.81%, Maturing June 13, 2014	3,756,804
	1,330	Term Loan, 6.75%, Maturing June 13, 2014	1,333,906
U.S.I. Holdings Corp.
	4,630	Term Loan, 2.72%, Maturing May 5, 2014	4,583,923

			$32,340,767

Leisure Goods / Activities / Movies — 5.0%

Alpha D2, Ltd.
	1,000	Term Loan, Maturing December 31, 2012(6)	$991,042
	2,352	Term Loan, 2.71%, Maturing December 31, 2013	2,296,714
	2,723	Term Loan, 2.71%, Maturing December 31, 2013	2,658,810
	2,400	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	2,330,400
AMC Entertainment, Inc.
	4,922	Term Loan, 3.46%, Maturing December 16, 2016	4,930,911
Bombardier Recreational Products
	7,617	Term Loan, 2.79%, Maturing June 28, 2013	7,568,222
Carmike Cinemas, Inc.
	5,149	Term Loan, 5.50%, Maturing January 27, 2016	5,188,059
Cedar Fair, LP
	6,653	Term Loan, 4.00%, Maturing December 15, 2017	6,724,441
Cinemark, Inc.
	9,155	Term Loan, 3.52%, Maturing April 29, 2016	9,221,059
ClubCorp Club Operations, Inc.
	1,421	Term Loan, 6.00%, Maturing November 9, 2016	1,437,429
Deluxe Entertainment Services, Group, Inc.
	157	Term Loan, 6.25%, Maturing May 11, 2013	157,039
	2,424	Term Loan, 6.25%, Maturing May 11, 2013	2,418,396
Fender Musical Instruments Corp.
	532	Term Loan, 2.47%, Maturing June 9, 2014	515,792
	269	Term Loan, 2.49%, Maturing June 9, 2014	260,579
Merlin Entertainment Group
	1,224	Term Loan, Maturing July 22, 2015(6)	1,219,993
EUR	3,000	Term Loan, Maturing July 22, 2015(6)	4,455,950
Miramax Film NY, LLC
	2,129	Term Loan, 7.75%, Maturing May 20, 2016	2,155,457
National CineMedia, LLC
	2,700	Term Loan, 1.81%, Maturing February 13, 2015	2,666,250
Regal Cinemas Corp.
	6,758	Term Loan, 3.56%, Maturing August 23, 2017	6,783,378
Revolution Studios Distribution Co., LLC
	3,397	Term Loan, 3.97%, Maturing December 21, 2014	2,530,994
	2,825	Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(7)	904,000
SeaWorld Parks & Entertainment, Inc.
	6,571	Term Loan, 4.00%, Maturing August 17, 2017	6,628,334
Six Flags Theme Parks, Inc.
	7,376	Term Loan, 5.25%, Maturing June 30, 2016	7,448,363
Sram, LLC
	693	Term Loan, 5.01%, Maturing April 30, 2015	694,836
Universal City Development Partners, Ltd.
	6,306	Term Loan, 5.50%, Maturing November 6, 2014	6,372,738
Zuffa, LLC
	2,941	Term Loan, 2.25%, Maturing June 19, 2015	2,896,082

			$91,455,268

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos — 3.5%

Ameristar Casinos, Inc.
	3,900	Term Loan, 4.00%, Maturing April 13, 2018	$3,940,739
Choctaw Resort Development Enterprise
	867	Term Loan, 8.25%, Maturing November 4, 2011	864,045
Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.56%, Maturing September 5, 2014	779,323
GBP	500	Term Loan, 5.14%, Maturing September 4, 2015	779,323
Gala Electric Casinos, Ltd.
GBP	4,204	Term Loan, 4.74%, Maturing October 25, 2013	6,696,977
GBP	2,248	Term Loan, 5.38%, Maturing October 27, 2014	3,581,561
Harrah’s Operating Co.
	3,622	Term Loan, 3.25%, Maturing January 28, 2015	3,401,527
	9,468	Term Loan, 3.27%, Maturing January 28, 2015	8,896,988
	4,500	Term Loan, 3.27%, Maturing January 28, 2015	4,228,425
	988	Term Loan, 9.50%, Maturing October 31, 2016	1,049,034
Herbst Gaming, Inc.
	2,935	Term Loan, 10.00%, Maturing December 31, 2015	3,058,699
Isle of Capri Casinos, Inc.
	2,425	Term Loan, 4.75%, Maturing November 1, 2013	2,445,207
Las Vegas Sands, LLC
	1,826	Term Loan, 3.00%, Maturing November 23, 2016	1,799,127
	7,228	Term Loan, 3.00%, Maturing November 23, 2016	7,117,861
LodgeNet Entertainment Corp.
	3,253	Term Loan, 6.50%, Maturing April 4, 2014	3,125,188
Penn National Gaming, Inc.
	8,919	Term Loan, 2.00%, Maturing October 3, 2012	8,917,941
Tropicana Entertainment, Inc.
	208	Term Loan, 15.00%, Maturing December 29, 2012	235,484
VML US Finance, LLC
	721	Term Loan, 4.72%, Maturing May 25, 2012	723,010
	1,249	Term Loan, 4.72%, Maturing May 27, 2013	1,251,719
	1,988	Term Loan, 4.72%, Maturing May 27, 2013	1,992,218

			$64,884,396

Nonferrous Metals / Minerals — 1.0%

Fairmount Minerals, Ltd.
	7,725	Term Loan, 5.25%, Maturing March 1, 2017	$7,776,904
Noranda Aluminum Acquisition
	273	Term Loan, 1.96%, Maturing May 18, 2014	270,737
Novelis, Inc.
	6,284	Term Loan, 4.00%, Maturing March 10, 2017	6,356,915
Oxbow Carbon and Mineral Holdings
	3,380	Term Loan, 3.80%, Maturing May 8, 2016	3,411,066

			$17,815,622

Oil and Gas — 2.3%

Big West Oil, LLC
	3,284	Term Loan, 7.00%, Maturing March 31, 2016	$3,333,474
CGGVeritas Services, Inc.
	1,844	Term Loan, 5.50%, Maturing January 12, 2016	1,857,939
CITGO Petroleum Corp.
	518	Term Loan, 8.00%, Maturing June 24, 2015	532,419
	5,905	Term Loan, 9.00%, Maturing June 23, 2017	6,216,635
Crestwood Holdings, LLC
	1,083	Term Loan, 10.50%, Maturing September 30, 2016	1,113,031
Dynegy Holdings, Inc.
	1,310	Term Loan, 4.03%, Maturing April 2, 2013	1,308,012
	13,306	Term Loan, 4.03%, Maturing April 2, 2013	13,286,738
MEG Energy Corp.
	3,200	Term Loan, 4.00%, Maturing March 16, 2018	3,233,667
Obsidian Natural Gas Trust
	6,679	Term Loan, 7.00%, Maturing November 2, 2015	6,879,695
SemGroup Corp.
	1,382	Term Loan, 5.67%, Maturing November 30, 2012	1,392,581
Sheridan Production Partners I, LLC
	251	Term Loan, 6.50%, Maturing April 20, 2017	252,621
	410	Term Loan, 6.50%, Maturing April 20, 2017	413,587
	3,097	Term Loan, 6.50%, Maturing April 20, 2017	3,121,216

			$42,941,615

Publishing — 5.1%

Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 4.71%, Maturing September 27, 2013	$2,470,359
Black Press US Partnership
	556	Term Loan, 2.31%, Maturing August 2, 2013	534,070
	916	Term Loan, 2.31%, Maturing August 2, 2013	879,645
Cengage Learning, Inc.
	5,977	Term Loan, 2.46%, Maturing July 3, 2014	5,764,210
GateHouse Media Operating, Inc.
	2,038	Term Loan, 2.22%, Maturing August 28, 2014	896,812
	4,782	Term Loan, 2.22%, Maturing August 28, 2014	2,104,224
	4,176	Term Loan, 2.47%, Maturing August 28, 2014	1,837,591
Getty Images, Inc.
	4,975	Term Loan, 5.25%, Maturing November 7, 2016	5,036,411
IWCO Direct, Inc.
	412	Term Loan, 3.59%, Maturing August 5, 2014	356,838
	3,952	Term Loan, 3.59%, Maturing August 7, 2014	3,423,216

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Laureate Education, Inc.
	963	Term Loan, 3.52%, Maturing August 17, 2014	$957,955
	6,433	Term Loan, 3.52%, Maturing August 17, 2014	6,396,669
	2,481	Term Loan, 7.00%, Maturing August 31, 2014	2,495,159
MediaNews Group, Inc.
	702	Term Loan, 8.50%, Maturing March 19, 2014	705,454
Merrill Communications, LLC
	5,366	Term Loan, 7.50%, Maturing December 24, 2012	5,366,033
Nelson Education, Ltd.
	1,466	Term Loan, 2.81%, Maturing July 5, 2014	1,348,422
Newspaper Holdings, Inc.
	7,868	Term Loan, 1.81%, Maturing July 24, 2014	6,726,790
Nielsen Finance, LLC
	7,644	Term Loan, 2.23%, Maturing August 9, 2013	7,627,295
	13,178	Term Loan, 3.73%, Maturing May 2, 2016	13,202,824
	4,660	Term Loan, 3.98%, Maturing May 2, 2016	4,685,438
Penton Media, Inc.
	1,748	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,459,287
Source Interlink Companies, Inc.
	900	Term Loan, 10.75%, Maturing June 18, 2013	881,933
	597	Term Loan, 15.00%, Maturing March 18, 2014(2)	492,886
Star Tribune Co. (The)
	188	Term Loan, 8.00%, Maturing September 28, 2014	187,252
	167	Term Loan, 8.00%, Maturing September 29, 2014	166,446
Trader Media Corp.
GBP	4,251	Term Loan, 2.63%, Maturing March 23, 2015	6,845,424
Xsys, Inc.
EUR	1,226	Term Loan, 5.78%, Maturing September 27, 2014	1,822,873
	3,877	Term Loan, 2.71%, Maturing December 31, 2014	3,869,823
	3,796	Term Loan, 4.71%, Maturing December 31, 2014	3,788,659
	1,290	Term Loan - Second Lien, 4.70%, Maturing September 27, 2015	1,291,713

			$93,621,711

Radio and Television — 3.8%

Block Communications, Inc.
	1,750	Term Loan, 2.21%, Maturing December 22, 2011	$1,732,992
CMP Susquehanna Corp.
	3,739	Term Loan, 2.25%, Maturing May 5, 2013	3,692,134
Cumulus Media, Inc.
	4,583	Term Loan, 3.46%, Maturing June 11, 2014	4,556,502
Gray Television, Inc.
	1,410	Term Loan, 3.75%, Maturing December 31, 2014	1,403,336
Hubbard Radio, LLC
	2,500	Term Loan, 5.25%, Maturing April 12, 2017	2,531,250
Live Nation Worldwide, Inc.
	9,816	Term Loan, 4.50%, Maturing November 7, 2016	9,874,445
Local TV Finance, LLC
	2,000	Term Loan, 2.37%, Maturing May 7, 2013	1,961,250
Mission Broadcasting, Inc.
	1,229	Term Loan, 5.00%, Maturing September 30, 2016	1,232,035
	1,500	Term Loan, Maturing September 30, 2016(6)	1,511,250
New Young Broadcasting Holding Co., Inc.
	433	Term Loan, 8.00%, Maturing June 30, 2015	437,114
Nexstar Broadcasting, Inc.
	1,922	Term Loan, 5.00%, Maturing September 30, 2016	1,927,030
Radio One, Inc.
	3,000	Term Loan, 7.50%, Maturing March 23, 2016	3,058,749
Raycom TV Broadcasting, LLC
	7,791	Term Loan, 1.75%, Maturing June 25, 2014	7,654,780
Serpering Investments B.V.
EUR	2,000	Term Loan, Maturing September 30, 2017(6)	2,977,112
Tyrol Acquisition 2 SAS
EUR	1,000	Term Loan, 3.20%, Maturing January 30, 2015	1,346,303
EUR	1,000	Term Loan, 3.25%, Maturing January 29, 2016	1,346,303
Univision Communications, Inc.
	7,933	Term Loan, 2.21%, Maturing September 29, 2014	7,781,673
	10,411	Term Loan, 4.46%, Maturing March 31, 2017	10,200,750
Weather Channel
	5,147	Term Loan, 4.25%, Maturing February 13, 2017	5,206,616

			$70,431,624

Rail Industries — 0.3%

Kansas City Southern Railway Co.
	5,029	Term Loan, 2.04%, Maturing April 26, 2013	$5,031,954

			$5,031,954

Retailers (Except Food and Drug) — 4.2%

Amscan Holdings, Inc.
	3,408	Term Loan, 6.75%, Maturing December 4, 2017	$3,442,789
Dollar General Corp.
	1,000	Term Loan, 2.99%, Maturing July 7, 2014	1,000,935
FTD, Inc.
	1,500	Term Loan, 6.75%, Maturing August 26, 2014	1,509,375
Harbor Freight Tools USA, Inc.
	4,140	Term Loan, 6.50%, Maturing December 22, 2017	4,243,116

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

J Crew Operating Corp.
	9,700	Term Loan, 4.75%, Maturing March 7, 2018	$9,694,772
Jo-Ann Stores, Inc.
	4,750	Term Loan, 4.75%, Maturing March 22, 2018	4,755,937
Michaels Stores, Inc.
	5,719	Term Loan, 2.58%, Maturing October 31, 2013	5,677,478
Neiman Marcus Group, Inc.
	7,914	Term Loan, 4.31%, Maturing April 6, 2016	7,939,722
Orbitz Worldwide, Inc.
	4,495	Term Loan, 3.25%, Maturing July 25, 2014	4,281,759
PETCO Animal Supplies, Inc.
	4,975	Term Loan, 4.50%, Maturing November 24, 2017	5,025,015
Phillips-Van Heusen Corp.
EUR	1,500	Term Loan, 3.92%, Maturing February 26, 2016	2,227,279
	1,287	Term Loan, 3.50%, Maturing May 6, 2016	1,305,122
Pilot Travel Centers, LLC
	4,725	Term Loan, 4.25%, Maturing March 30, 2018	4,763,391
Rent-A-Center, Inc.
	9	Term Loan, 1.97%, Maturing June 30, 2012	8,921
	2,138	Term Loan, 3.31%, Maturing March 31, 2015	2,143,818
Savers, Inc.
	3,100	Term Loan, 4.25%, Maturing March 3, 2017	3,123,895
Visant Holding Corp.
	3,616	Term Loan, 5.25%, Maturing December 31, 2016	3,638,067
Vivarte
EUR	2,641	Term Loan, 3.04%, Maturing March 9, 2015	3,768,078
EUR	2,641	Term Loan, 3.54%, Maturing March 8, 2016	3,768,078
EUR	22	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	31,342
EUR	154	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	205,772
EUR	1,582	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	2,116,516
Yankee Candle Company, Inc. (The)
	2,873	Term Loan, 2.22%, Maturing February 6, 2014	2,868,806

			$77,539,983

Steel — 0.1%

Niagara Corp.
	1,503	Term Loan, 10.50%, Maturing June 29, 2014(7)	$1,428,244

			$1,428,244

Surface Transport — 0.5%

Rural/Metro Operating Company, LLC
	1,496	Term Loan, 6.00%, Maturing November 24, 2016	$1,507,472
Swift Transportation Co., Inc.
	7,901	Term Loan, 6.00%, Maturing December 21, 2016	8,000,991

			$9,508,463

Telecommunications — 4.8%

Alaska Communications Systems Holdings, Inc.
	4,015	Term Loan, 5.50%, Maturing October 21, 2016	$4,039,529
Asurion Corp.
	11,688	Term Loan, 3.25%, Maturing July 3, 2014	11,656,726
	3,924	Term Loan, 6.75%, Maturing March 31, 2015	3,990,595
BCM Luxembourg, Ltd.
EUR	1,000	Term Loan, 3.08%, Maturing September 30, 2014	1,359,965
EUR	1,000	Term Loan, 3.33%, Maturing September 30, 2015	1,359,965
Cellular South, Inc.
	1,124	Term Loan, 1.82%, Maturing May 29, 2014	1,118,116
	3,303	Term Loan, 1.98%, Maturing May 29, 2014	3,286,065
CommScope, Inc.
	3,700	Term Loan, 5.00%, Maturing January 14, 2018	3,742,395
Intelsat Jackson Holdings SA
	27,850	Term Loan, 5.25%, Maturing April 2, 2018	28,161,140
IPC Systems, Inc.
	1,260	Term Loan, 2.52%, Maturing May 31, 2014	1,243,982
GBP	206	Term Loan, 3.07%, Maturing May 31, 2014	339,783
Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.88%, Maturing December 1, 2014	3,891,058
MetroPCS Wireless
	5,237	Term Loan, 4.00%, Maturing March 15, 2018	5,255,696
NTelos, Inc.
	1,970	Term Loan, 4.00%, Maturing August 7, 2015	1,980,176
Syniverse Technologies, Inc.
	5,817	Term Loan, 5.25%, Maturing December 21, 2017	5,883,335
Telesat Canada, Inc.
	599	Term Loan, 3.22%, Maturing October 31, 2014	599,735
	6,978	Term Loan, 3.22%, Maturing October 31, 2014	6,982,021
TowerCo Finance, LLC
	3,125	Term Loan, 5.25%, Maturing February 2, 2017	3,149,741

			$88,040,023

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities — 2.0%

BRSP, LLC
	1,450	Term Loan, 7.50%, Maturing June 4, 2014	$1,462,828
Calpine Corp.
	7,250	Term Loan, 4.50%, Maturing April 2, 2018	7,326,509
Covanta Energy Corp.
	1,000	Term Loan, 1.70%, Maturing February 10, 2014	993,258
	1,949	Term Loan, 1.81%, Maturing February 10, 2014	1,936,853
EquiPower Resources Holdings, LLC
	1,300	Term Loan, 5.75%, Maturing January 26, 2018	1,313,000
NRG Energy, Inc.
	2	Term Loan, 2.06%, Maturing February 1, 2013	2,182
	662	Term Loan, 2.06%, Maturing February 1, 2013	661,587
	4,392	Term Loan, 3.50%, Maturing August 31, 2015	4,433,069
	7,204	Term Loan, 3.56%, Maturing August 31, 2015	7,258,471
TXU Texas Competitive Electric Holdings Co., LLC
	13,173	Term Loan, 4.74%, Maturing October 10, 2017	10,578,270

			$35,966,027

Total Senior Floating-Rate Interests
(identified cost $2,178,401,179)			$2,200,719,306

Corporate Bonds & Notes — 3.6%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

International Lease Finance Corp., Sr. Notes
	750	6.50%, 9/1/14(8)	$798,750
	750	6.75%, 9/1/16(8)	802,500
	750	7.125%, 9/1/18(8)	810,000

			$2,411,250

Building and Development — 0.8%

AMO Escrow Corp., Sr. Notes
	4,115	11.50%, 12/15/17(8)	$4,464,775
Calcipar SA, Sr. Notes
	1,000	6.875%, 5/1/18(8)	1,030,000
Grohe Holding GmbH, Variable Rate
EUR	5,905	4.202%, 1/15/14(9)	8,746,192

			$14,240,967

Cable and Satellite Television — 0.3%

Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18	$5,500,000

			$5,500,000

Chemicals and Plastics — 0.2%

Polymer Group, Inc., Sr. Notes
	2,500	7.75%, 2/1/19(8)	$2,612,500
Wellman Holdings, Inc., Sr. Sub. Notes
	733	5.00%, 1/29/19(2)(7)	0

			$2,612,500

Ecological Services and Equipment — 0.0%(10)

Environmental Systems Product Holdings, Inc., Jr. Notes
	75	18.00%, 3/31/15(7)	$64,034

			$64,034

Electronics / Electrical — 0.3%

NXP BV/NXP Funding, LLC, Variable Rate
	6,107	3.028%, 10/15/13	$6,099,366

			$6,099,366

Financial Intermediaries — 0.5%

First Data Corp.
	2,500	7.375%, 6/15/19(8)	$2,559,375
UPCB Finance II, Ltd., Sr. Notes
EUR	3,000	6.375%, 7/1/20(8)	4,296,017
UPCB Finance III, Ltd., Sr. Notes
	3,000	6.625%, 7/1/20(8)	2,966,250

			$9,821,642

Leisure Goods / Activities / Movies — 0.4%

MU Finance PLC, Sr. Notes
	4,000	8.375%, 2/1/17(8)	$4,360,000
NAI Entertainment Holdings, LLC, Sr. Notes
	2,500	8.25%, 12/15/17(8)	2,712,500

			$7,072,500

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)	Security	Value

Utilities — 1.0%

Calpine Corp., Sr. Notes
9,025	7.50%, 2/15/21(8)	$9,589,062
7,875	7.875%, 1/15/23(8)	8,396,719

		$17,985,781

Total Corporate Bonds & Notes
(identified cost $60,671,549)		$65,808,040

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value

$799	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.428%, 6/15/29(8)(11)	$805,412
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.762%, 8/11/16(8)(11)	835,701

Total Asset-Backed Securities
(identified cost $1,799,179)		$1,641,113

Common Stocks — 1.4%

Shares	Security	Value

Automotive — 0.3%

48,926	Dayco Products, LLC(12)(13)	$2,764,319
44,747	Hayes Lemmerz International, Inc.(7)(12)(13)	2,640,073

		$5,404,392

Building and Development — 0.0%(10)

4,766	Lafarge Roofing(7)(12)(13)	$0
4,766	Lafarge Roofing(7)(12)(13)	0
4,766	Lafarge Roofing(7)(12)(13)	0
1,646	United Subcontractors, Inc.(7)(12)(13)	166,772
7,595	WCI Communities, Inc.(7)(12)(13)	721,547

		$888,319

Chemicals and Plastics — 0.1%

3,877	Vita Cayman II, Ltd.(12)(13)	$1,205,908
662	Wellman Holdings, Inc.(7)(12)(13)	0

		$1,205,908

Ecological Services and Equipment — 0.0%(10)

1,242	Environmental Systems Products Holdings, Inc.(7)(12)(14)	$28,057

		$28,057

Financial Intermediaries — 0.0%(10)

250	RTS Investor Corp.(7)(12)(13)	$67,813

		$67,813

Food Service — 0.0%(10)

66,567	Buffets, Inc.(7)(12)	$274,589

		$274,589

Home Furnishings — 0.1%

4,230	Oreck Corp.(7)(12)(13)	$286,498
157,491	Sanitec Europe Oy B Units(12)(13)	699,803
154,721	Sanitec Europe Oy E Units(7)(12)(13)	0

		$986,301

Investment Services — 0.0%

20,048	Safelite Realty Corp.(7)(12)(14)	$0

		$0

Leisure Goods / Activities / Movies — 0.2%

158,338	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$3,595,587

		$3,595,587

Lodging and Casinos — 0.1%

167,709	Herbst Gaming, Inc.(7)(12)(13)	$781,522
40,751	Tropicana Entertainment, Inc.(12)(13)	705,502

		$1,487,024

Publishing — 0.5%

13,247	Ion Media Networks, Inc.(7)(12)(13)	$8,279,375
66,239	MediaNews Group, Inc.(7)(12)(13)	1,854,689
2,290	Source Interlink Companies, Inc.(7)(12)(13)	80,471
6,089	Star Tribune Media Holdings Co.(7)(12)	188,759
16,600	SuperMedia, Inc.(12)	85,324

		$10,488,618

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Shares	Security	Value

Radio and Television — 0.1%

8,562	Cumulus Media, Inc. Class A(12)	$39,813
714	New Young Broadcasting Holding Co., Inc.(12)(13)	1,771,613

		$1,811,426

Total Common Stocks
(identified cost $14,754,455)		$26,238,034

Preferred Stocks — 0.0%(10)

Shares	Security	Value

Ecological Services and Equipment — 0.0%(10)

284	Environmental Systems Products Holdings, Inc., Series A(7)(12)(14)	$17,795

		$17,795

Total Preferred Stocks
(identified cost $4,970)		$17,795

Warrants — 0.0%(10)

Shares	Security	Value

Radio and Television — 0.0%(10)

7	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(12)(13)	$17,369

		$17,369

Retailers (Except Food and Drug) — 0.0%

5,453	Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	$0
5,982	Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	0

		$0

Total Warrants
(identified cost $12,030)		$17,369

Short-Term Investments — 4.3%

Interest
(000’s omitted)	Description	Value

$77,790	Eaton Vance Cash Reserves Fund, LLC, 0.17%(15)	$77,789,832
1,117	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	1,117,384

Total Short-Term Investments
(identified cost $78,907,216)		$78,907,216

Total Investments — 129.2%
(identified cost $2,334,550,578)		$2,373,348,873

Less Unfunded Loan Commitments — (1.1)%		$(19,485,100)

Net Investments — 128.1%
(identified cost $2,315,065,478)		$2,353,863,773

Other Assets, Less Liabilities — (28.1)%		$(516,403,761)

Net Assets — 100.0%		$1,837,460,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	This Senior Loan will settle after April 30, 2011, at which time the interest rate will be determined.

(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $47,039,561 or 2.6% of the Portfolio’s net assets.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security (Note 5).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $2,237,275,646)	$2,276,073,941
Affiliated investment, at value (identified cost, $77,789,832)	77,789,832
Cash	474
Restricted cash*	11,543,767
Foreign currency, at value (identified cost, $21,657,666)	21,680,097
Interest receivable	7,471,220
Interest receivable from affiliated investment	11,557
Receivable for investments sold	1,543,043
Receivable for open forward foreign currency exchange contracts	62,247
Prepaid expenses	32,061
Other assets	36,179

Total assets	$2,396,244,418

Liabilities

Notes payable	$410,000,000
Payable for investments purchased	137,187,109
Payable for open forward foreign currency exchange contracts	9,961,025
Payable to affiliates:
Investment adviser fee	842,832
Trustees’ fees	4,208
Accrued expenses	789,232

Total liabilities	$558,784,406

Net Assets applicable to investors’ interest in Portfolio	$1,837,460,012

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,808,976,312
Net unrealized appreciation	28,483,700

Total	$1,837,460,012

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest	$47,348,315
Interest allocated from affiliated investment	45,008
Expenses allocated from affiliated investment	(2,468)

Total investment income	$47,390,855

Expenses

Investment adviser fee	$4,499,126
Trustees’ fees and expenses	25,250
Custodian fee	221,242
Legal and accounting services	119,042
Interest expense and fees	2,901,828
Miscellaneous	40,972

Total expenses	$7,807,460

Deduct —
Reduction of custodian fee	$66

Total expense reductions	$66

Net expenses	$7,807,394

Net investment income	$39,583,461

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$107,637
Investment transactions allocated from affiliated investment	617
Foreign currency and forward foreign currency exchange contract transactions	(8,392,986)

Net realized loss	$(8,284,732)

Change in unrealized appreciation (depreciation) —
Investments	$69,927,460
Foreign currency and forward foreign currency exchange contracts	(8,831,047)

Net change in unrealized appreciation (depreciation)	$61,096,413

Net realized and unrealized gain	$52,811,681

Net increase in net assets from operations	$92,395,142

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$39,583,461	$67,160,548
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(8,284,732)	(32,724,306)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	61,096,413	137,008,780

Net increase in net assets from operations	$92,395,142	$171,445,022

Capital transactions —
Contributions	$411,990,686	$31,692,604
Withdrawals	(14,621,124)	(118,970,455)

Net increase (decrease) in net assets from capital transactions	$397,369,562	$(87,277,851)

Net increase in net assets	$489,764,704	$84,167,171

Net Assets

At beginning of period	$1,347,695,308	$1,263,528,137

At end of period	$1,837,460,012	$1,347,695,308

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2011

Net increase in net assets from operations	$92,395,142
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(1,006,471,762)
Investments sold and principal repayments	485,916,026
Increase in short-term investments, net	(45,416,203)
Net amortization/accretion of premium (discount)	(5,807,732)
Amortization of structuring fees on notes payable	100,000
Increase in restricted cash	(11,543,767)
Increase in interest receivable	(310,501)
Increase in interest receivable from affiliated investment	(6,988)
Decrease in receivable for investments sold	20,430,865
Increase in receivable for open forward foreign currency exchange contracts	(6,366)
Increase in prepaid expenses	(18,206)
Increase in other assets	(1,945)
Increase in payable for investments purchased	99,513,076
Increase in payable for open forward foreign currency exchange contracts	8,001,096
Increase in payable to affiliate for investment adviser fee	154,399
Decrease in accrued expenses	(194,414)
Increase in unfunded loan commitments	5,391,950
Net change in unrealized (appreciation) depreciation from investments	(69,927,460)
Net realized gain from investments	(107,637)

Net cash used in operating activities	$(427,910,427)

Cash Flows From Financing Activities

Proceeds from notes payable	$70,000,000
Repayments of notes payable	(20,000,000)
Proceeds from capital contributions	411,990,686
Payments for capital withdrawals	(14,621,124)
Payment of structuring fee on notes payable	(100,000)

Net cash provided by financing activities	$447,269,562

Net increase in cash*	$19,359,135

Cash at beginning of period(1)	$2,321,436

Cash at end of period(1)	$21,680,571

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$2,950,198

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $22,899.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,					Year Ended November 30,
	April 30, 2011					Period Ended
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	October 31, 2007(1)		2006	2005

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.64	%(3)	0.72%	0.76%	0.66%	0.58	%(3)	0.51%	0.50%
Interest and fee expense	0.38	%(3)	0.56%	1.31%	0.98%	0.70	%(3)	0.01%	0.00	%(4)
Total expenses	1.02	%(3)	1.28%	2.07%	1.64%	1.28	%(3)	0.52%	0.50%
Net investment income	5.15	%(3)	5.15%	5.97%	7.01%	7.18	%(3)	6.57%	5.00%
Portfolio Turnover	25	%(5)	37%	32%	7%	55	%(5)	51%	65%

Total Return	6.41	%(5)	14.14%	38.19%	(26.81)%	3.89	%(5)	6.88%	5.27%

Net assets, end of period (000’s omitted)	$1,837,460		$1,347,695	$1,263,528	$1,119,305	$2,334,369		$2,645,798	$3,054,390

(1)	For the eleven months ended October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Rounds to less than $0.01%.
(5)	Not annualized.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $4,499,126 or 0.59% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,006,471,762 and $485,916,026, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,315,506,528

Gross unrealized appreciation	$67,863,608
Gross unrealized depreciation	(29,506,363)

Net unrealized appreciation	$38,357,245

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$28,057
Safelite Realty Corp.	9/29/00 -11/10/00	20,048	0	(1)	0

Total Common Stocks			$0		$28,057

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,795

Total Restricted Securities			$4,970		$45,852

(1)	Less than $0.50.

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/11	British Pound Sterling 1,873,136	United States Dollar 3,043,207	JPMorgan Chase Bank	$(84,528)
5/31/11	British Pound Sterling 14,450,203	United States Dollar 23,216,996	JPMorgan Chase Bank	(911,738)
5/31/11	Euro 47,240,707	United States Dollar 65,019,038	Citigroup Global Markets	(4,897,774)
6/30/11	British Pound Sterling 10,883,699	United States Dollar 17,370,493	Goldman Sachs, Inc.	(795,727)
6/30/11	Euro 2,453,125	United States Dollar 3,508,408	Deutsche Bank	(119,298)
6/30/11	Euro 40,021,325	United States Dollar 56,225,159	HSBC Bank USA	(2,958,776)
7/29/11	British Pound Sterling 8,368,483	United States Dollar 13,769,209	JPMorgan Chase Bank	(193,184)
7/29/11	Euro 43,862,183	United States Dollar 64,869,756	Deutsche Bank	62,247

				$(9,898,778)

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $9,961,025. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $11,543,767 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $62,247, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $62,247 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$62,247	$(9,961,025)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(7,852,546)	$(7,994,730)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $216,493,000.

7 Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $440 million ($400 million prior to February 18, 2011) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.60% (0.75% prior to February 18, 2011) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.45% (0.50% prior to February 18, 2011) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2011 totaled $2,258,223 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which $150,000 remains outstanding at April 30, 2011. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At April 30, 2011, the Portfolio had borrowings outstanding under the Agreement of $410,000,000 at an interest rate of 0.25%. The carrying amount of the borrowings at April 30, 2011 approximated its fair value. For the six months ended April 30, 2011, the average borrowings under the Agreement and the average interest rate were $363,535,912 and 0.30% (annualized), respectively.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,178,071,920	$3,162,286	$2,181,234,206
Corporate Bonds & Notes	—	65,744,006	64,034	65,808,040
Asset-Backed Securities	—	1,641,113	—	1,641,113
Common Stocks	125,137	10,742,732	15,370,165	26,238,034
Preferred Stocks	—	—	17,795	17,795
Warrants	—	17,369	0	17,369
Short-Term Investments	—	78,907,216	—	78,907,216

Total Investments	$125,137	$2,335,124,356	$18,614,280	$2,353,863,773

Forward Foreign Currency Exchange Contracts	$—	$62,247	$—	$62,247

Total	$125,137	$2,335,186,603	$18,614,280	$2,353,926,020

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(9,961,025)	$—	$(9,961,025)

Total	$—	$(9,961,025)	$—	$(9,961,025)

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$1,517,576	$74,220	$1,380,581	$65,759	$—	$3,038,136
Realized gains (losses)	173	—	259,002	23,513	—	282,688
Change in net unrealized appreciation (depreciation)*	(398,731)	(27,380)	5,583,791	(42,977)	—	5,114,703
Cost of purchases	2,032,960	5,004	1,040,630	—	0	3,078,594
Proceeds from sales	(3,837)	—	(673,145)	(28,500)	—	(705,482)
Accrued discount (premium)	14,145	12,190	—	—	—	26,335
Transfers to Level 3**	—	—	7,779,306	—	—	7,779,306
Transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2011	$3,162,286	$64,034	$15,370,165	$17,795	$0	$18,614,280

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$(398,731)	$(27,380)	$5,583,791	$(15,027)	$—	$5,142,653

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-6/11	FRASRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 14, 2011

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 14, 2011